EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces “Strategies and Risks”:

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment strategy, the Fund generally expects to invest less than 5% of its total assets in such investment type. The Fund may hold a security or other instrument that is not otherwise identified as permissible if it is received through a corporate action. If a particular investment type or practice that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment type or practice. If applicable, “Fund” as used herein and under “Additional Information About Investment Strategies and Risks” refers to each Fund and Portfolio as listed in the table below. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies and Risks.”

As used in the table below and throughout this SAI:

Eaton Vance Tax-Managed Equity Asset Allocation Fund (“TMEAAF”) invests in all five Tax-Managed Portfolios (TMGP, TMIEP, TMMCGP, TMSCP and TMVP, as defined below) and therefore may have exposure to each of the investments or investment techniques identified below for the Tax-Managed Portfolios. TMEAAF does not invest in TMGDIF. TMEAAF may also invest directly as described in the prospectus. The TMEAAF column in the table below reflects the investments and practices that TMEAAF may engage in directly to the extent they are within the scope of the direct investments outlined in the prospectus. As described in the prospectus, TMEAAF may also invest directly in foreign currency transactions, forward foreign currency exchange contracts and money market instruments.

“TMGDIF” refers to Eaton Vance Tax-Managed Global Dividend Income Fund;

“TMGP” refers to Tax-Managed Growth Portfolio;

“TMIEP” refers to Tax-Managed International Equity Portfolio, the portfolio in which Parametric Tax-Managed International Equity Fund invests its assets;

“TMMCGP” refers to Tax-Managed Multi-Cap Growth Portfolio, the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund invests its assets;

“TMSCP” refers to Tax-Managed Small-Cap Portfolio, the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund invests it assets; and

“TMVP” refers to Tax-Managed Value Portfolio, the portfolio in which Eaton Vance Tax-Managed Value Fund invests its assets.

Investment Type	Permitted for or Relevant to:
	TMGDIF(1)	TMEAAF	TMGP	TMIEP	TMMCGP	TMSCP	TMVP
Asset-Backed Securities (“ABS”)
Auction Rate Securities	√	√
Build America Bonds
Call and Put Features on Securities	√	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√		√	√	√	√	√
Contingent Convertible Securities	√	√	√
Convertible Securities	√	√	√	√	√	√	√
Credit Linked Securities	√

Investment Type	Permitted for or Relevant to:
	TMGDIF(1)	TMEAAF	TMGP	TMIEP	TMMCGP	TMSCP	TMVP
Derivative Instruments and Related Risks	√	√	√	√	√	√	√
Direct Investments	√		√	√	√	√	√
Derivative-Linked and Commodity-Linked Hybrid Instruments
Emerging Market Investments	√	√	√		√	√	√
Equity Investments	√	√	√	√	√	√	√
Equity-Linked Securities
Event-Linked Instruments
Exchange-Traded Funds (“ETFs”)	√	√(2)	√	√	√	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions	√	√	√	√	√	√	√
Foreign Investments	√	√	√	√	√	√	√
Forward Foreign Currency Exchange Contracts	√	√	√	√	√	√	√
Forward Rate Agreements	√
Futures Contracts	√		√	√	√	√	√
Hybrid Securities	√	√	√	√	√	√	√
Illiquid Investments	√	√	√	√	√	√	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Loans
Lower Rated Investments	√	√
Master Limited Partnerships (“MLPs”)	√	√	√	√	√	√	√
Money Market Instruments	√	√	√	√	√	√	√
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√		√	√	√	√	√
Pooled Investment Vehicles(3)	√	√	√	√	√	√	√
Preferred Stock	√	√	√	√	√	√	√
Real Estate Investments	√	√	√	√	√	√	√
Repurchase Agreements
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	√		√	√	√	√	√
Royalty Bonds
Senior Loans
Short Sales	√		√	√	√	√	√

Investment Type	Permitted for or Relevant to:
	TMGDIF(1)	TMEAAF	TMGP	TMIEP	TMMCGP	TMSCP	TMVP
Stripped Securities
Structured Notes	√
Swap Agreements	√		√	√	√	√	√
Swaptions	√		√	√	√	√	√
Trust Certificates	√	√
U.S. Government Securities
Unlisted Securities	√	√
Variable Rate Instruments	√	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities		√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	TMGDIF(1)	TMEAAF	TMGP	TMIEP	TMMCGP	TMSCP	TMVP
Asset Coverage	√		√	√	√	√	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√	√	√	√	√	√
Cybersecurity Risk	√	√	√	√	√	√	√
Diversified Status	√	√	√	√		√	√
Dividend Capture Trading	√
Duration
Investing in a Portfolio		√	√	√	√	√	√
Investments in the Subsidiary
LIBOR Transition and Associated Risk	√	√	√	√	√	√	√
Operational Risk	√	√	√	√	√	√	√
Option Strategy
Participation in the ReFlow Liquidity Program(4)	√	√	√	√	√	√	√
Portfolio Turnover	√	√	√	√	√	√	√
Restricted Securities	√	√	√	√	√	√	√
Securities Lending	√	√	√	√	√	√	√
Short-Term Trading
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies				√	√	√
Significant Exposure to Utilities and Financial Services Companies	√	√
Tax-Managed Investing	√	√	√	√	√	√	√
(1)	TMGDIF is not an investment option for TMEAAF.
(2)	TMEAAF may invest directly in ETFs that primarily invest in securities and other instruments that TMEAAF is permitted to invest in directly.
(3)	TMEAAF may invest directly in pooled investment vehicles that primarily invest in securities and other instruments that TMEAAF is permitted to invest in directly.
(4)	A Fund investing in a Portfolio may participate in the ReFlow Liquidity Program.

June 1, 2021